Accounts Receivable, Net (Details) - Schedule of Allowance for Doubtful Accounts Movement - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Allowance for Doubtful Accounts Movement [Abstract]
Beginning balance	$ 99,003	$ 133,059
Reversal	(99,003)	(30,187)
Foreign currency translation adjustments		(3,869)
Ending balance		$ 99,003